Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Change in intangible assets and goodwill by class
Additions/(reductions)		R$ 3,683,910	R$ 3,743,704
Impairment		(386,427)	(30,683)	[1]
Amortization		(3,348,242)	(3,331,240)
Balance on		16,128,548	16,179,307		R$ 15,797,526
Goodwill
Change in intangible assets and goodwill by class
Additions/(reductions)		630,755	0
Impairment	[1]	0	0
Amortization		0	0
Balance on		5,576,068	4,945,313		4,945,313
Acquisition of financial service rights
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	1,859,905	2,549,335
Impairment	[1],[2]	(162)	0
Amortization	[2]	(1,116,505)	(1,000,894)
Balance on	[2]	4,795,136	4,051,898		2,503,457
Software
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	1,198,396	1,203,313
Impairment	[1],[2]	(386,265)	(30,683)
Amortization	[2]	(1,361,269)	(1,327,456)
Balance on	[2]	3,241,280	3,790,418		3,945,244
Customer portfolio
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	0	0
Impairment	[1],[2]	0	0
Amortization	[2]	(864,686)	(1,000,234)
Balance on	[2]	2,494,003	3,358,689		4,358,923
Others
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	(5,146)	(8,944)
Impairment	[1],[2]	0	0
Amortization	[2]	(5,782)	(2,656)
Balance on	[2]	R$ 22,061	R$ 32,989		R$ 44,589

[1]	Impairment losses were recognized in the consolidated statement of income, within 'Other operating income/(expenses)'.
[2]	Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%;